INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of current and deferred component of income tax expenses (benefits) which were substantially attributable to the Company's PRC subsidiaries and VIE and VIE's subsidiaries
	Years ended December 31,
	2016	2017	2018

Current income tax expenses	$2,470	$4,479	$9,850
Deferred income tax expenses	-	-	-
Total income tax expenses	$2,470	$4,479	$9,850

Schedule of principal components of the deferred tax assets and liabilities
	As of December 31,
	2017	2018

Deferred tax assets
Provision for doubtful accounts	$3,422	$7,847
Accrued payroll and welfare	809	390
Accrued liabilities	2,414	3,764
Long term investment impairment	2,328	-
Excessive advertising fee	1,990	1,416
Excessive employee education fee	161	80
Goodwill and intangible asset impairment	-	7,276
Net operating loss carry forwards	55,745	45,543
Less valuation allowance	(66,869)	(66,316)

Deferred tax assets, net	$-	$-

Deferred tax liabilities	$-	$-

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
	Years ended December 31,
	2016	2017	2018

Loss before provision of income tax	$(52,804)	$(42,757)	$(146,504)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(13,201)	(10,689)	(36,626)
Taxable deemed interest income from inter-company interest-free loans	6,925	7,288	6,406
Non-deductible loss and other expenses not deductible for tax purposes	12,422	4,469	30,016
Effect of income tax rate differences in jurisdictions other than the PRC	(54)	709	10,660
Effect of tax holidays	-	570	(53)
Changes in valuation allowance	(3,622)	2,132	(553)
Income tax expenses	$2,470	$4,479	$9,850